Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheets [Abstract]
Gross Proceeds			$ 287,500,000
Less:
Proceeds allocated to Public Warrants			(10,350,000)
Class A ordinary shares issuance costs			(15,806,778)
Plus:
Accretion of carrying value to redemption value			$ 26,156,778
Class A ordinary shares subject to possible redemption at beginning	$ 291,425,100
Redemption of Class A ordinary shares subject to possible redemption	(273,410,361)
Increase (Decrease) in Class A ordinary shares subject to possible redemption	(7,635,278)	$ 3,925,100
Waiver of Class A shares issuance costs	9,700,250
Class A ordinary shares subject to possible redemption at ending	$ 20,079,711	$ 291,425,100